Income Taxes (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,199,674	$ 2,283,883
Additions of valuation allowance	472,514	(84,209)
Balance at the end of the year	$ 2,672,188	$ 2,199,674